INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Current
Federal	$ (3,040)	$ (1,508)	$ (2,840)
State	(2,972)	(1,185)	(3,283)
Foreign	(220)	1,027	(494)
Total Current	(6,232)	(1,666)	(6,617)
Deferred
Federal	4,209	6,090	17,876
State	342	3,104	5,162
Foreign	0	0	0
Total Deferred	4,551	9,194	23,038
Total income tax benefit (expense)	$ (1,681)	$ 7,528	$ 16,421